Investments in associates and joint ventures (Tables)	12 Months Ended
Mar. 31, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Summarized financial information of joint ventures
The Group has the following investments in joint ventures and other investments:

(EUR thousand)	As of March 31
	2021	2020	2019
Joint ventures	2,744	2,892	840
Other investments	753	3	1,604
Carrying amount of the Company’s interests:	3,497	2,895	2,444
The Group has the following income from joint ventures:

(EUR thousand)	For the financial year ended March 31
Income from joint ventures	2021	2020	2019
Share of profit or loss	(1,056)	(1,598)	1,603
Share of other comprehensive income	—	—	—
Share of total comprehensive income	(1,054)	(1,596)	1,605

Disclosure of interest in associates
The Group has the following investments in joint ventures and other investments:

(EUR thousand)	As of March 31
	2021	2020	2019
Joint ventures	2,744	2,892	840
Other investments	753	3	1,604
Carrying amount of the Company’s interests:	3,497	2,895	2,444
The Group has the following income from joint ventures: